Provisions (Details Textual) - INR (₨) ₨ in Millions		Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Carrying value		₨ 5,513	₨ 4,315
Other environment related provision [member]
Disclosure of other provisions [line items]
Initial liability assumed		39
Carrying value	[1]	₨ 59	₨ 57

[1]	As a result of the acquisition of a unit of The Dow Chemical Company in April 2008, the Company assumed a liability for contamination of the Mirfield site acquired of Rs.39 (carrying value Rs.59). The seller is required to indemnify the Company for this liability. Accordingly, a corresponding asset has also been recorded in the consolidated statements of financial position.